Summary of Significant Accounting Policies - Concentration of credit risk (Details)	9 Months Ended
Sep. 30, 2012
Concentration Risk [Line Items]
Cash on deposit, number of financial institutions which had deposits in excess of current federally insured limits	0
Number of owned properties (in number of properties)	32
TEXAS
Concentration Risk [Line Items]
Number of owned properties (in number of properties)	12
VIRGINIA
Concentration Risk [Line Items]
Number of owned properties (in number of properties)	2
FLORIDA
Concentration Risk [Line Items]
Number of owned properties (in number of properties)	2
Gross annualized rental revenue | Customer concentration risk | Convenience store industry
Concentration Risk [Line Items]
Concentration risk, percentage	25.00%
Gross annualized rental revenue | Customer concentration risk | Drugstore industry
Concentration Risk [Line Items]
Concentration risk, percentage	17.00%
Gross annualized rental revenue | Customer concentration risk | Restaurant industry
Concentration Risk [Line Items]
Concentration risk, percentage	14.00%
Gross annualized rental revenue | Customer concentration risk | Discount store industry
Concentration Risk [Line Items]
Concentration risk, percentage	10.00%
Gross annualized rental revenue | Credit concentration risk | TEXAS
Concentration Risk [Line Items]
Concentration risk, percentage	32.00%
Gross annualized rental revenue | Credit concentration risk | VIRGINIA
Concentration Risk [Line Items]
Concentration risk, percentage	12.00%
Gross annualized rental revenue | Credit concentration risk | FLORIDA
Concentration Risk [Line Items]
Concentration risk, percentage	11.00%
Walgreen co. | Gross annualized rental revenue | Customer concentration risk
Concentration Risk [Line Items]
Concentration risk, percentage	11.00%
Town & Country, LLC | Gross annualized rental revenue | Customer concentration risk
Concentration Risk [Line Items]
Concentration risk, percentage	11.00%